OPERATING DATA - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Finished products	$ 5,743	$ 3,403
Production in process	5,101	3,305
Raw materials	7,137	3,839
Manufacturing supplies, spare parts and other	1,877	1,781
Total	19,858	12,328
Spare parts	1,400	1,400
Manufacturing and other	$ 500	$ 400